Earnings (loss) per Share (Details) - Schedule of weighted average number of ordinary shares (basic and diluted) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of weighted average number of ordinary shares (basic and diluted) [Abstract]
Balance as at January 1	29,889	29,889	29,889
Effect of shares issued during the year	13,297
Weighted average number of ordinary shares (basic and diluted)	43,186	29,889	29,889